Note 6. Income Taxes: Schedule of Effective Income Tax Rate Reconciliation (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Tables/Schedules
Schedule of Effective Income Tax Rate Reconciliation
	Six Months Ended
	March 31,
	2019	2018

Income tax benefit at statutory rate	$5,942	$505
Change in valuation allowance	(5,942)	(505)
	$-	$-

	Year Ended
	September 30,
	2018	2017

Income tax benefit at statutory rate	$10,867	$-
Change in valuation allowance	(10,867)	(-)
	$-	$-